UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Plainfield Asset Management LLC
Address: 55 Railroad Avenue
         Greenwich, CT  06830

13F File Number:  28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:     (203) 302-1715

Signature, Place, and Date of Signing:

      /s/  Thomas Fritsch     Greenwich, CT     February 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $155,107 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11713           Plainfield Special Situations Master Fund Limited

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONGOLEUM CORP NEW             CL A             207195108       51    99900 SH       DEFINED 01              99900        0        0
D R HORTON INC                 COM              23331a109      361    75200 SH  PUT  DEFINED 01              75200        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1102    12400 SH       DEFINED 01              12400        0        0
EMPIRE RESORTS INC             COM              292052107     4518  1325000 SH       DEFINED 01            1325000        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3    11776 12800000 PRN      DEFINED 01           12800000        0        0
FRIEDMAN INDS INC              COM              358435105       11   416500 SH       SOLE                   416500        0        0
GRACE W R & CO DEL NEW         COM              38388F108        3      100 SH       DEFINED 01                100        0        0
GRACE W R & CO DEL NEW         COM              38388f108      399   158300 SH  PUT  DEFINED 01             158300        0        0
HORSEHEAD HLDG CORP            COM              440694305    16909   996400 SH       SOLE                   996400        0        0
IMAX CORP                      COM              45245E109      682   100000 SH       DEFINED 01             100000        0        0
IPCS INC                       COM NEW          44980Y305    25179   699605 SH       DEFINED 01             699605        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     7551   100000 SH       DEFINED 01             100000        0        0
KB HOME KBH JAN 10 30 PUT      COM              48666K109      702    58500 SH  PUT  DEFINED 01              58500        0        0
LENNAR CORP                    CL A             526057104      851    61900 SH  PUT  DEFINED 01              61900        0        0
MAGNA ENTMT CORP               NOTE 8.550% 6/1  559211AD9      799  1000000 PRN      DEFINED 01            1000000        0        0
MIRANT CORP NEW                COM              60467R100     1155    29641 SH       DEFINED 01              29641        0        0
MTR GAMING GROUP INC           COM              553769100      334    49117 SH       DEFINED 01              49117        0        0
OWENS CORNING NEW              COM              690742101      202    10000 SH       DEFINED 01              10000        0        0
PHOTRONICS INC                 NOTE 2.250% 4/1  719405AE2     2966  3000000 PRN      DEFINED 01            3000000        0        0
PLAYBOY ENTERPRISES INC        CL A             728117201     8150   865000 SH       DEFINED 01             865000        0        0
RESEARCH IN MOTION LTD         COM              760975102     1613   300000 SH  PUT  DEFINED 01             300000        0        0
REWARDS NETWORK INC            SDCV 3.250%10/1  761557AA5    26203 27752000 PRN      DEFINED 01           27752000        0        0
RIVIERA HLDGS CORP             COM              769627100    34844  1132412 SH       DEFINED 01            1132412        0        0
ROSETTA RESOURCES INC          COM              777779307     1983   100000 SH       DEFINED 01             100000        0        0
RYLAND GROUP INC               COM              783764103      557    58000 SH  PUT  DEFINED 01              58000        0        0
SHARPER IMAGE CORP             COM              820013100     1120   400000 SH       DEFINED 01             400000        0        0
SPACEHAB INC                   COM NEW          846243400     1872  1199757 SH       SOLE                  1199757        0        0
TOLL BROTHERS INC              COM              889478103      618   125000 SH  PUT  DEFINED 01             125000        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102     1786    49280 SH       DEFINED 01              49280        0        0
WARWICK VALLEY TEL CO          COM              936750108      598    50500 SH       DEFINED 01              50500        0        0
WHIRLPOOL CORP                 COM              963320106      212    13600 SH  PUT  DEFINED 01              13600        0        0